Nature of the business, Assets acquired (Details) $ in Millions	Feb. 28, 2018 USD ($) MW	Jul. 30, 2015
Kaxu [Member]
Nature of the business [Abstract]
Percentage interest acquired		51.00%
Mini- Hydro [Member]
Nature of the business [Abstract]
Percentage interest acquired	100.00%
Gross capacity | MW	4
Acquisition purchase price | $	$ 9